GENERAL (Schedule of Acquisition of Canadian Quartz Holdings Inc.) (Details) (White-Wood Distributors Ltd. [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 01, 2011 USD ($)	May 01, 2011 CAD
Business Acquisition [Line Items]
Inventory		$ 544
Intangible assets		807
Goodwill		754
Total assets acquired		2,105
Total liabilities assumed
Net assets acquired		2,105
Total purchase price		$ 2,105	2,000
Expected useful life	4 years 7 months 12 days